UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: __
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Roxbury Capital Management, LLC
Address: 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343

Form 13F File Number: 28-02510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson              Minnetonka, MN                  05/11/2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                        74
Form 13F Information Table Value Total:              $873,532,174


Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number     Name
1           28-13243                 Mar Vista Investment Partners, LLC

                           FORM 13F INFORMATION TABLE

NAME OF                        TITLE          CUSIP                 SHRS OR    SH/   PUT/ INVESTMENT OTHER       VOTING AUTHORITY
ISSUER                         OF CLASS                  VALUE      PRN AMT    PRN   CALL DISCRETION MANAGERS  SOLE      SHARED NONE
----------------------------   -------------- ---------  --------   ---------- ---   ---- --------   --------  --------- ------ ----
ACACIA RESH CORP               ACACIA TCH COM 003881307   6,134,738    178,595  SH        SOLE                   178,595
ALEXANDRIA REAL ESTATE EQ IN   COM            015271109   8,501,225    109,032  SH        SOLE                   109,032
AMERIGROUP CORP                COM            03073T102  11,932,831    185,725  SH        SOLE                   185,725
BIO-REFERENCE LABS INC         COM $.01 NEW   09057G602  10,599,534    472,350  SH        SOLE                   472,350
BODY CENT CORP                 COM            09689U102  10,503,677    452,160  SH        SOLE                   452,160
BROCADE COMMUNICATIONS SYS I   COM NEW        111621306  11,138,972  1,811,215  SH        SOLE                 1,811,215
CALIX INC                      COM            13100M509   7,761,243    382,139  SH        SOLE                   382,139
CASCADE CORP                   COM            147195101  22,474,338    504,135  SH        SOLE                   504,135
CASEYS GEN STORES INC          COM            147528103  11,353,680    291,120  SH        SOLE                   291,120
CHART INDS INC                 COM PAR $0.01  16115Q308   8,686,633    157,824  SH        SOLE                   157,824
CODEXIS INC                    COM            192005106  10,388,503    878,892  SH        SOLE                   878,892
COOPER COS INC                 COM NEW        216648402  15,389,426    221,590  SH        SOLE                   221,590
DYCOM INDS INC                 COM            267475101  13,604,010    784,545  SH        SOLE                   784,545
EMULEX CORP                    COM NEW        292475209  21,788,012  2,041,988  SH        SOLE                 2,041,988
ENERSYS                        COM            29275Y102  14,420,306    362,775  SH        SOLE                   362,775
ESCO TECHNOLOGIES INC          COM            296315104  12,022,629    315,141  SH        SOLE                   315,141
EZCORP INC                     CL A NON VTG   302301106   9,330,458    297,243  SH        SOLE                   297,243
FIRST  CASH FINL SVCS INC      COM            31942D107  13,282,376    344,103  SH        SOLE                   344,103
FSI INTL INC                   COM            302633102   5,761,649  1,315,445  SH        SOLE                 1,315,445
GENESCO  INC                   COM            371532102  13,193,439    328,195  SH        SOLE                   328,195
GEOEYE INC                     COM            37250W108  18,759,732    451,172  SH        SOLE                   451,172
GEVO INC                       COM            374396109   7,397,646    375,515  SH        SOLE                   375,515
GOODRICH PETE CORP             COM NEW        382410405   9,421,724    424,020  SH        SOLE                   424,020
GULFPORT ENERGY CORP           COM NEW        402635304   8,397,877    232,435  SH        SOLE                   232,435
HEALTHSPRING INC               COM            42224N101  19,493,500    521,635  SH        SOLE                   521,635
HECKMANN CORP                  COM            422680108  12,382,271  1,890,423  SH        SOLE                 1,890,423
HEXCEL CORP NEW                COM            428291108  13,255,406    673,205  SH        SOLE                   673,205
HNI CORP                       COM            404251100   2,837,781     89,917  SH        SOLE                    89,917
HYPERDYNAMICS CORP             COM            448954107   5,634,945  1,219,685  SH        SOLE                 1,219,685
INTERNAP NETWORK SVCS CORP     COM PAR $.001  45885A300  14,010,604  2,132,512  SH        SOLE                 2,132,512
INTERNATIONAL RECTIFIER CORP   COM            460254105   8,832,475    267,165  SH        SOLE                   267,165
INTEROIL CORP                  COM            460951106   5,836,848     78,200  SH        SOLE                    78,200
JARDEN CORP                    COM            471109108   8,892,144    249,990  SH        SOLE                   249,990
KEMET CORP                     COM NEW        488360207  10,565,114    712,415  SH        SOLE                   712,415
KIT DIGITAL INC                COM NEW        482470200   6,730,854    559,041  SH        SOLE                   559,041
KORN FERRY INTL                COM NEW        500643200  17,146,163    769,922  SH        SOLE                   769,922
KRONOS WORLDWIDE INC           COM            50105F105  22,151,966    378,990  SH        SOLE                   378,990
KULICKE & SOFFA INDS INC       COM            501242101  12,525,260  1,339,600  SH        SOLE                 1,339,600
LITHIA MTRS INC                CL A           536797103   7,909,358    542,480  SH        SOLE                   542,480
LITTELFUSE INC                 COM            537008104  10,895,308    190,811  SH        SOLE                   190,811
LORAL SPACE & COMMUNICATNS I   COM            543881106  22,710,130    292,845  SH        SOLE                   292,845
MAIDENFORM BRANDS INC          COM            560305104  11,312,634    395,962  SH        SOLE                   395,962
MASTEC INC                     COM            576323109   8,737,456    420,070  SH        SOLE                   420,070
MEDIVATION INC                 COM            58501N101   9,577,605    513,820  SH        SOLE                   513,820
MEDNAX INC                     COM            58502B106  10,615,836    159,373  SH        SOLE                   159,373
MENS WEARHOUSE INC             COM            587118100  22,219,778    821,130  SH        SOLE                   821,130
MIPS TECHNOLOGIES INC          COM            604567107  16,256,563  1,549,720  SH        SOLE                 1,549,720
MOBILE MINI INC                COM            60740F105   6,848,703    285,125  SH        SOLE                   285,125
NEUTRAL TANDEM INC             COM            64128B108   6,385,865    432,940  SH        SOLE                   432,940
NORTH AMERN ENERGY PARTNERS    COM            656844107  10,102,869    819,373  SH        SOLE                   819,373
NORTHERN OIL & GAS INC NEV     COM            665531109   7,333,155    274,650  SH        SOLE                   274,650
OCZ TECHNOLOGY GROUP INC       COM            67086E303  14,330,642  1,769,215  SH        SOLE                 1,769,215
OLD DOMINION FGHT LINES INC    COM            679580100  15,070,208    429,473  SH        SOLE                   429,473
OSI SYSTEMS INC                COM            671044105   8,008,864    213,399  SH        SOLE                   213,399
PARK STERLING CORP             COM            70086Y105   4,253,241    876,957  SH        SOLE                   876,957
PEGASYSTEMS INC                COM            705573103   7,891,723    207,841  SH        SOLE                   207,841
PIER 1 IMPORTS INC             COM            720279108   4,439,610    437,400  SH        SOLE                   437,400
POWERWAVE TECHNOLOGIES INC     COM            739363109  13,708,461  3,039,570  SH        SOLE                 3,039,570
RUSH ENTERPRISES INC           CL A           781846209   8,145,284    411,378  SH        SOLE                   411,378
SAVVIS INC                     COM NEW        805423308  18,058,565    486,885  SH        SOLE                   486,885
SONUS NETWORKS INC             COM            835916107  10,029,777  2,667,494  SH        SOLE                 2,667,494
SXC HEALTH SOLUTIONS CORP      COM            78505P100  28,508,275    520,224  SH        SOLE                   520,224
TEMPUR PEDIC INTL INC          COM            88023U101  10,347,558    204,255  SH        SOLE                   204,255
TEXAS ROADHOUSE INC            COM            882681109  15,782,079    928,904  SH        SOLE                   928,904
TITAN INTL INC ILL             COM            88830M102  17,766,033    667,645  SH        SOLE                   667,645
TRIQUINT SEMICONDUCTOR INC     COM            89674K103  14,345,850  1,111,220  SH        SOLE                 1,111,220
UNITED  NAT FOODS INC          COM            911163103  13,279,763    296,291  SH        SOLE                   296,291
UNITED RENTALS INC             COM            911363109  10,634,291    319,540  SH        SOLE                   319,540
UNITED THERAPEUTICS CORP DEL   COM            91307C102  16,819,942    250,969  SH        SOLE                   250,969
UNITEK GLOBAL SVCS INC         COM PAR
                               $.00002        91324T302   6,902,075    775,514  SH        SOLE                   775,514
WESTPORT INNOVATIONS INC       COM NEW        960908309  15,447,104    702,780  SH        SOLE                   702,780
WHITING PETE CORP NEW          COM            966387102  11,173,434    152,123  SH        SOLE                   152,123
WOLVERINE WORLD WIDE INC       COM            978097103   9,430,162    252,955  SH        SOLE                   252,955
ZAGG INCORPORATED              COM            98884U108   5,713,984    760,850  SH        SOLE                   760,850